Share Capital and Share Premium (Details) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 13, 2021 shares	Feb. 12, 2021 USD ($) $ / shares shares	Jan. 27, 2021 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) shares	Feb. 08, 2017 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Apr. 23, 2019 USD ($) $ / shares shares	Jun. 12, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jul. 27, 2020 USD ($) shares	Jul. 21, 2020 USD ($) $ / shares shares	Oct. 15, 2018 shares	Oct. 21, 2020 shares	Dec. 09, 2020 shares	Dec. 07, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 20, 2020 shares	Oct. 14, 2018 shares
Disclosure of classes of share capital [line items]
Voting rights																	Holders of the Company’s common shares and Class B shares have equivalent economic rights, but holders of Company’s common shares are entitled to one vote per share and holders of the Company’s Class B shares are entitled to twenty votes per share.
Proceeds from issuance of share capital | $																	$ 49,317	$ 0	$ 600
Share premium | $																	195,102	145,527	140,347
Number of shares outstanding													3,206,495	1,756,720						175,675,651	32,065,077
Borrowings | $																	36,552	37,746
Issuance of common stock due to exercise of warrants | $																	194		600
Shares issued during period										342,857
Issuance of new common stocks | $																	49,317
Reverse Stock Split Conversion Ratio													10	100
Proceeds from exercise of Warrants | $																	194	$ 0	$ 0
Exercise price | $ / shares										$ 35
Transaction costs on issue of new common shares | $																	1,079
Issuance of preferred shares | $																	$ 300
Class A Warrants
Disclosure of classes of share capital [line items]
Issuance of common stock due to exercise of warrants																	5,550
Number of outstanding warrants																	388,700
Par value per share | $ / shares																	$ 0.004
Number of shares called by warrants																	388,700
Proceeds from exercise of Warrants | $																	$ 194
PP Warrants
Disclosure of classes of share capital [line items]
Number of outstanding warrants																	1,291,833
Shares issued during period									458,500			833,333
Par value per share | $ / shares									$ 27			$ 18
Number of shares called by warrants									458,500			833,333					1,291,833
Proceeds from exercise of Warrants | $									$ 11,513			$ 13,950
Exercise price | $ / shares									$ 18			$ 18
Pre-funded warrants
Disclosure of classes of share capital [line items]
Issuance of common stock due to exercise of warrants	130,000
Number of outstanding warrants																	130,000
Number of shares called by warrants																	130,000
Proceeds from exercise of Warrants | $																	$ 250
December Warrants
Disclosure of classes of share capital [line items]
Number of outstanding warrants																	1,270,587
Number of shares called by warrants																	1,270,587
February 2017 Private Placement
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital | $					$ 5,000
Number of shares sold					500,000
Number of warrants exercised				375
Proceeds from warrant exercises | $				$ 600
Par value per share | $ / shares					$ 0.004
Number of shares called by warrants					25,000
Warrants exercise price | $ / shares					$ 1,600
Class B common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding																	0	0	0
Common shares
Disclosure of classes of share capital [line items]
Increase/decrease in number of ordinary shares issued through share based payment transactions																	2,812	180	88
Issuance of common stock due to exercise of warrants																	5,550		375
Par value per share | $ / shares																	$ 0.004	$ 0.004	$ 0.004
Issuance of new common stocks | $																	$ 12
Issuance of new common stocks																	2,942,848
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares																	$ 0.001
Issuance of new common stocks | $																	$ 300
Firment Shipping Inc.
Disclosure of classes of share capital [line items]
Borrowings | $							$ 3,100
Conversion price | $ / shares							$ 280
Shares issued during period							11,322
Par value per share | $ / shares							$ 0.04
Accrued interest | $							$ 70
Goldenmare Limited | Preferred shares
Disclosure of classes of share capital [line items]
Voting rights																	As of December 31, 2020, Goldenmare Limited owns 300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders.
Shares issued during period						10,000		50			250
Par value per share | $ / shares								$ 0.001
Issuance of preferred shares | $						$ 130		$ 150			$ 150
Maxim Group LLC
Disclosure of classes of share capital [line items]
Shares issued during period										51,393
Par value per share | $ / shares										$ 0.004
Number of shares called by warrants										51,393
Proceeds from exercise of Warrants | $										$ 12,695
Warrant life in years										5
Maxim Group LLC | 45-day option
Disclosure of classes of share capital [line items]
Shares issued during period										51,429
Par value per share | $ / shares										$ 0.004
Number of shares called by warrants										51,429
Institutional investors
Disclosure of classes of share capital [line items]
Proceeds from issuance of share capital | $		$ 27,891	$ 15,108													$ 11,159
Shares issued during period		3,850,000	2,155,000												1,256,765
Par value per share | $ / shares		$ 0.004	$ 0.004
Transaction costs on issue of new common shares | $		$ 160	$ 150
Institutional investors | Pre-funded warrants
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.004	$ 0.004													$ 0.004
Number of shares called by warrants		950,000	445,000													155,000
Institutional investors | December Warrants
Disclosure of classes of share capital [line items]
Number of shares called by warrants																1,270,587
Exercise price | $ / shares																$ 8.5
Convertible Note
Disclosure of classes of share capital [line items]
Borrowings | $																	$ 1,168	$ 1,789
Conversion price | $ / shares																	$ 100
Shares issued during period																	11,678	8,676
Par value per share | $ / shares																	$ 0.004	$ 0.004
Accrued interest | $																		$ 97